Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
As of December 31, 2025, and 2024, the detail of property, plant and equipment is as follows:
15.1    Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Property, plant and equipment, net
Land	24,690	24,698
Buildings	369,963	340,807
Other property, plant and equipment	197,338	135,091
Transport equipment	8,212	8,125
Supplies and accessories	6,765	4,405
Office equipment	1,447	1,435
Network and communication equipment	1,184	1,518
Mining assets	181,715	162,074
IT equipment	6,877	5,281
Energy generating assets	1,733	2,269
Constructions in progress	2,478,218	1,957,128
Machinery, plant and equipment	1,561,348	1,790,814
Total	4,839,490	4,433,645
Property, plant and equipment, gross
Land	24,690	24,698
Buildings	1,028,926	947,585
Other property, plant and equipment	470,987	378,013
Transport equipment	22,724	21,737
Supplies and accessories	36,923	32,863
Office equipment	14,094	13,820
Network and communication equipment	11,460	11,411
Mining assets	416,235	370,504
IT equipment	37,536	33,819
Energy generating assets	38,929	38,929
Constructions in progress	2,478,218	1,957,128
Machinery, plant and equipment	5,035,059	4,989,892
Total	9,615,781	8,820,399
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(658,963)	(606,778)
Accumulated depreciation and impairment of other property, plant and equipment	(273,649)	(242,922)
Accumulated depreciation and impairment of transport equipment	(14,512)	(13,612)
Accumulated depreciation and impairment of supplies and accessories	(30,158)	(28,458)
Accumulated depreciation and impairment of office equipment	(12,647)	(12,385)
Accumulated depreciation and impairment of network and communication equipment	(10,276)	(9,893)
Accumulated depreciation and impairment of mining assets	(234,520)	(208,430)
Accumulated depreciation and impairment of IT equipment	(30,659)	(28,538)
Accumulated depreciation and impairment of energy generating assets	(37,196)	(36,660)
Accumulated depreciation and impairment of machinery, plant and equipment	(3,473,711)	(3,199,078)
Total	(4,776,291)	(4,386,754)

Description of classes of property, plant and equipment	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	135,740	133,863
Conveyor Belt	21,376	15,622
Crystallizer	55,896	60,888
Plant Equipment	308,548	332,127
Tanks	62,611	62,657
Filter	74,823	79,456
Electrical equipment/facilities	148,727	149,728
Other Property, Plant & Equipment	273,065	326,923
Site Closure	29,107	34,828
Piping	197,983	207,595
Well	171,873	167,942
Pond	31,121	36,627
Spare Parts (1)	50,478	182,558
Total	1,561,348	1,790,814
________________________________________________
(1)The reconciliation of the spare parts provisions as of December 31, 2025 and 2024 is as follows:

Reconciliation	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Opening balance	62,513	58,600
Increase in provision	2,156	3,913
Reclassification of short-term materials provision	(13,713)	—
Closing balance	50,956	62,513
15.2    Reconciliation of changes in property, plant and equipment by type:
Reconciliation of changes in property, plant and equipment by class as of December 31, 2025 and 2024:

Reconciliation of changes in property, plant and equipment by class as of	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2025	24,698	340,807	135,091	8,125	4,405	1,435	1,518	162,074	5,281	2,269	1,957,128	1,790,814	4,433,645
Additions	—	2,286	228	382	249	220	1	15,385	803	—	856,696	8,440	884,690
Disposals	—	—	—	—	—	—	—	—	—	—	—	(551)	(551)
Depreciation for the year	—	(48,986)	(30,780)	(899)	(1,436)	(279)	(379)	(26,268)	(2,611)	(536)		(269,088)	(381,262)
Impairment (2)	—	—	—	—	—	—	—	—	—	—	—	(10,791)	(10,791)
Increase (decrease) in foreign currency translation difference	—	2,722	—	(1)	417	8	—	—	13	—	—	1,084	4,243
Reclassifications	—	73,115	92,907	605	3,071	42	44	30,524	3,360	—	(382,463)	178,795	—
Reclassification to inventory	—	—	—	—	—	—	—	—	—	—	—	(129,235)	(129,235)
Other increases (decreases) (1)	(8)	19	(108)	—	59	21	—	—	31	—	46,857	(8,120)	38,751
Subtotal	(8)	29,156	62,247	87	2,360	12	(334)	19,641	1,596	(536)	521,090	(229,466)	405,845
As of December 31, 2025	24,690	369,963	197,338	8,212	6,765	1,447	1,184	181,715	6,877	1,733	2,478,218	1,561,348	4,839,490
Historical cost	24,690	1,028,926	470,987	22,724	36,923	14,094	11,460	416,235	37,536	38,929	2,478,218	5,035,059	9,615,781
Accumulated depreciation	—	(658,963)	(273,649)	(14,512)	(30,158)	(12,647)	(10,276)	(234,520)	(30,659)	(37,196)	—	(3,473,711)	(4,776,291)
At January 1, 2024	23,481	285,487	62,739	9,165	4,139	1,158	1,605	154,715	2,092	2,893	1,834,041	1,228,422	3,609,937
Additions	—	9,831	21,109	—	99	230	3	6,723	2,432	—	770,525	174,142	985,094
Disposals	—	—	—	(135)	—	—	—	—	—	—	—	—	(135)
Depreciation for the year	—	(40,570)	(14,781)	(905)	(1,510)	(291)	(582)	(21,308)	(2,261)	(625)	—	(229,168)	(312,001)
Impairment (2)	—	—	—	—	—	—	—	—	—	—	—	(10,759)	(10,759)
Increase (decrease) in foreign currency translation difference	—	(180)	(1)	—	(3)	—	—	—	(1)	—	(305)	(646)	(1,136)
Reclassifications	(116)	58,986	65,361	—	1,314	278	489	21,944	3,231	—	(662,051)	510,564	—
Other increases (decreases) (1)	1,333	27,253	664	—	366	60	3	—	(212)	1	14,918	118,259	162,645
Decreases for classification as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	1,217	55,320	72,352	(1,040)	266	277	(87)	7,359	3,189	(624)	123,087	562,392	823,708
As of December 31, 2024	24,698	340,807	135,091	8,125	4,405	1,435	1,518	162,074	5,281	2,269	1,957,128	1,790,814	4,433,645
Historical cost	24,698	947,585	378,013	21,737	32,863	13,820	11,411	370,504	33,819	38,929	1,957,128	4,989,892	8,820,399
Accumulated depreciation	—	(606,778)	(242,922)	(13,612)	(28,458)	(12,385)	(9,893)	(208,430)	(28,538)	(36,660)	—	(3,199,078)	(4,386,754)
(1)The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment” and they can have the following origin: (i) work in progress which is expensed to the statement of income, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.
(2)See note 21.5. This corresponds to impairment of specific assets identified and related to the iodine business as not being used in the operation due to their specific characteristics in the future.
15.3    Detail of property, plant and equipment pledged as guarantee
There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.
15.4    Cost of capitalized interest, property, plant and equipment
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Weighted average capitalization rate of capitalized interest costs	5%	5%
Amount of interest costs capitalized in the period ThUS$	75,038	67,126